Per Share Amounts (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Weighted average shares – basic (in shares)	569,203,428	529,339,710
Dilutive impact of restricted shares (in shares)	5,895,220	0
Weighted average shares – diluted (in shares)	575,098,648	529,339,710
Antidilutive securities excluded from computation of EPS (in shares)	0	2,413,733